Share-based Compensation - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share-based compensation	$ 29.2	$ 53.7
Share-based compensation expense capitalized	4.3	7.7
Current portion of long-term compensation liability	2.3	6.5
Long-term compensation liability	$ 10.8	$ 3.5
Restricted Shares
Disclosure of classes of share capital [line items]
Vesting term	3 years
Performance Stock Units
Disclosure of classes of share capital [line items]
Vesting term	3 years
Stock Option Plan
Disclosure of classes of share capital [line items]
Vesting term	7 years